Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001587551
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	cst
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2024
Prospectus Date	rr_ProspectusDate	Dec. 15, 2023
Oak Harvest Long/Short Hedged Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	OAK HARVEST LONG/SHORT HEDGED EQUITY FUND
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities.

The Fund invests primarily in companies that the Adviser believes have exhibited an above-average rate of earnings growth over the past few years and that have prospects for above-average, sustainable growth in the future.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

August 29, 2024

OAK HARVEST LONG/SHORT HEDGED EQUITY FUND

Institutional Shares (OHFGX)

A Series of Capitol Series Trust (the “Trust”)

Supplement to the Prospectus and Statement of Additional Information, Each Dated
December 15, 2023

To align the Oak Harvest Long/Short Hedged Equity Fund’s (the “Fund’s) principal investment strategy with regard to investment in equity securities and foreign investments, effective October 28, 2024, the Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated December 15, 2023, are amended as detailed below.

Prospectus

The first and second sentence in the section titled “Principal Investment Strategies” on page 2 of the Fund’s Prospectus is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities.

The Fund invests primarily in companies that the Adviser believes have exhibited an above-average rate of earnings growth over the past few years and that have prospects for above-average, sustainable growth in the future.

SAI

The first sentence in the sub-section titled “B. Corporate Equity Securities” in the section titled “Additional Information About Fund Investments and Risk Considerations” on page 5 of the Fund’s SAI is deleted and replaced with the following:

B.	Corporate Equity Securities

Generally. Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (principally common stock), which may include companies with, large-, medium-, and small-market capitalizations ("80% Policy").

Further Information

For further information, please contact the Fund toll-free at 1-833-549-4121. You may also obtain additional copies of the Oak Harvest Long/Short Hedged Equity Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.oakharvestfunds.com.

Investors should retain this Supplement for future reference.